Stock-Based Compensation (Details) - Schedule of Stock Options Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 637	$ 1,308	$ 2,219	$ 3,954
Cost of Revenue [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	44	44	132	140
Research and Development [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	210	273	651	904
Sales and Marketing [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	194	277	684	847
General and Administrative [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 189	$ 714	$ 752	$ 2,063